Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Employee advances			$ 96
Prepaid legal	$ 48	25
Prepaid insurance	31	37
Prepaid other	$ 130	7	50
Prepaid expenses current		$ 69	$ 146